Summary of critical accounting judgments and key sources of estimation uncertainty - Additional Information (Detail) SFr in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2023 CHF (SFr)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Line Items]
Cash and cash equivalents | SFr					SFr 14,556	SFr 19,237	SFr 44,761
Collaboration And License Agreement With Acer [member]
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Line Items]
Payment for acquisition of intangible assets				$ 15.0
Upfront payments expensed as development activity			$ 20.0	$ 20.0
New License Agreement [member]
Disclosure Of Critical Accounting Judgments And Key Sources Of Estimation Uncertainty [Line Items]
Percentage of entity's revenue	60.00%	60.00%
Percentage of royalty on net sales	10.00%	10.00%
Non-refundable payment received in exchange of commercialization	SFr 8,900	$ 10.0
Additional non-contingent payment receivable	SFr 1,300	$ 1.5